Pension and Other Post-Employment Benefits - Amount Recognized Directly in Other Comprehensive Income (Equity) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	€ (371)	€ (306)
Actuarial gains and losses arising from changes in demographic assumptions	7	17
Actuarial gains and losses	(71)	(498)
Taxation	(17)	(51)
Total Other comprehensive income movement for the year	(29)	(65)	€ 24
Closing balance	(400)	(371)	€ (306)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement of plan assets	€ 52	€ 467